Fair Value Measurement of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2018. The redeemable common stock liability was settled in March 2019 as described below.

	Fair Value Measurements as of December 31, 2018 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable common stock liability	$—	$—	$6,762	$6,762

	$—	$—	$6,762	$6,762